Material Accounting Policy Information (Tables)	12 Months Ended
Dec. 31, 2025
Material Accounting Policy Information [Abstract]
Schedule of Subsidiaries

Details are as follows:

Name of subsidiary	Principal activities	Country of incorporation/ Principal place of business	Ownership interest December 31, 2025	Ownership interest December 31, 2024
			%	%
HGHC 1 Corp.	Holding Company	Cayman Islands	100%	100%
HGHC 2 Corp.	Holding Company	Cayman Islands	100%	100%
JVSPAC Acquisition Corp.	Holding Company	The British Virgin Islands	100%	-
Hotel101 Global Pte. Ltd.	Holding Company	Singapore	100%	-
Held by Hotel101 Global and subsidiaries
Hotel101 Japan One Pte. Ltd.	Holding Company	Singapore	100%	-
Hotel101 Japan Two Pte. Ltd.	Holding Company	Singapore	100%	-
Hotel101 Marketing Pte. Ltd.	Marketing Company	Singapore	100%	-
Hotel101 Marketing HK Limited	Marketing Company	Hong Kong	100%	-
Hotel101 Marketing Japan GK	Marketing Company	Japan	100%	-
H101 Marketing Mexico, S.A. de C.V.	Marketing Company	Mexico	100%	-
Hotel101 EU SARL	Holding Company	Luxembourg	100%	-
Hotel101 Madrid, S.L.U.	Hotel Developer	Spain	100%	-
Hotel101 Spain Management, S.L.U.	Hotel Management	Spain	100%	-
Hotel101 LA Holdings LLC	Holding Company	USA	100%	-
Hotel101 Los Angeles LLC	Hotel Developer	USA	100%	-
Hotel101 Japan Management Kabushiki Kaisha	Hotel Management	Japan	100%	-
Hotel101 Japan Two Pte. Ltd. - Japan Branch	Holding Company	Japan	100%	-
Tokutei Mokuteki Kaisha Hotel101 Niseko	Hotel Developer	Japan	100%	-
Hotel101 Marketing Pte. Ltd. - Dubai Branch - Rep. Office Niseko	Marketing Company	UAE	100%	-
Hotel101 Marketing Pte. Ltd. - Taiwan Branch - Rep. Office Niseko	Marketing Company	Taiwan	100%	-
Hotel101 (Cambodia) Co., Ltd.	Hotel Developer	Cambodia	100%	-
Hotel101 Australia Pty. Ltd.	Holding Company	Australia	100%	-
Hotel101 Melbourne Development Pty. Ltd.	Hotel Developer	Australia	100%	-
Hotel101 Melbourne Pty. Ltd.	Hotel Developer	Australia	100%	-

Schedule of Estimated Useful Lives	The estimated useful lives for the current period are as follows:
Leasehold improvements	shorter of useful life or lease term
Office equipment	5 years
Office unit	64 years

Schedule of Lease terms of Right-of-Use Assets	The lease terms of right-of-use assets are as follows:
Office premise	3 to 5 years
Showroom	2 to 5 years